Property, plant and equipment - Summary of Property, plant and equipment (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2024 USD ($)	Apr. 01, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs capitalised	₨ 11,938		₨ 5,477	₨ 2,553
Property Plant And Equipments	678,600		538,355	437,593	$ 8,143
Depreciation, property, plant and equipment	₨ 15,628	$ 188	₨ 14,032	12,198
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Rate used to determine borrowing costs eligible for capitalisation	6.70%	6.70%	4.90%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Rate used to determine borrowing costs eligible for capitalisation	12.00%	12.00%	11.50%
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant And Equipments	₨ 759,854		₨ 605,021	490,216			₨ 383,255
Property, plant and equipment subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant And Equipments	7,381		0			₨ 0
Depreciation, property, plant and equipment	35		0	0
Property, plant and equipment subject to operating leases [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant And Equipments	7,416		0			0
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant And Equipments	14,225		13,881	13,230	171
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant And Equipments	14,225		13,881	13,230			10,531
Plant And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant And Equipments	503,441		410,409	402,110	6,041
Plant And Equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant And Equipments	584,123		476,679	454,431			361,853
Capital Work In Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant And Equipments	159,165		113,723	21,979	$ 1,910
Capital Work In Progress [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant And Equipments	159,165		113,723	₨ 21,979			₨ 10,405
Capital Work In Progress [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant And Equipments	₨ 3,846		₨ 0			₨ 0